As filed with the Securities and Exchange Commission on April 28, 2015

1933 Act Registration No. 333-185659

1940 Act Registration No. 811-22781

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	❑
Post-Effective Amendment No. 13	☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 15	☑

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST II

(Exact Name of Registrant as Specified in Charter)

200 West Street

New York, New York 10282

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 902-1000

CAROLINE KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

❑	immediately upon filing pursuant to paragraph (b)
☑	on May 13, 2015 pursuant to paragraph (b)
❑	60 days after filing pursuant to paragraph (a)(1)
❑	on (date) pursuant to paragraph (a)(1)
❑	75 days after filing pursuant to paragraph (a)(2)
❑	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Institutional Shares of the Goldman Sachs Multi-Manager Global Equity Fund and Goldman Sachs Multi-Manager Real Assets Fund.

Explanatory Note

Post-Effective Amendment No. 10 (the “Amendment”) to the Registration Statement of Goldman Sachs Trust II was filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 13, 2015 to register shares of Goldman Sachs Multi-Manager Global Equity Fund and Goldman Sachs Multi-Manager Real Assets Fund. Pursuant to Rule 485(a), the Amendment would have become effective on April 29, 2015. This Post-Effective Amendment No. 13 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 13, 2015 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 13 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1) Amended and Restated Agreement and Declaration of Trust dated April 16, 2013 1/

(2) Amended Schedule A dated April 8, 2015 to the Amended and Restated Agreement and Declaration of Trust dated April 16, 2013 2/

(b)	Amended and Restated By-laws dated April 16, 2013 1/

(c)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest: Article III, Sections 3.1, 3.2 and 3.6, Article V, Article VI, Article VII, Section 7.7, Article VIII Sections 8.4 and 8.9 of the Registrant’s Amended and Restated Declaration of Trust, incorporated herein by reference as Exhibit (a); and Article II of the Registrant’s Amended and Restated By-Laws, incorporated by reference to Exhibit (b) herein 1/

(d)	(1) Management Agreement dated April 16, 2013 between Registrant, on behalf of Goldman Sachs Multi-Manager Alternatives Fund, and Goldman Sachs Asset Management, L.P. 3/

(2) Form of Sub-Advisory Agreement between Goldman Sachs Asset Management, L.P. and the Sub-adviser 1/

(3) Amended Annex A dated December 18, 2014 to the Management Agreement dated April 16, 2013 4/

(e)	(1) Distribution Agreement between Registrant and Goldman, Sachs & Co., dated April 16, 2013 1/

(2) Exhibit A dated December 18, 2014 to the Distribution Agreement dated April 16, 2013 4/

(f)	Not applicable

(g)	(1) Custodian Contract between Goldman Sachs Trust and State Street Bank and Trust Company 5/

(2) Fee schedule dated January 6, 2000 relating to Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (High Yield Municipal Fund) 6/

(3) Fee schedule dated April 14, 2000 relating to Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Enhanced Income Fund) 7/

(4) Letter Agreement dated September 27, 1999 between Goldman Sachs Trust and State Street Bank and Trust Company relating to Custodian Contract dated July 15, 1991 6/

(5) Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company 8/

(6) Amendment dated August 1, 2001 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company 9/

(7) Letter Amendment dated August 26, 2003 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Emerging Markets Debt Fund) 10/

(8) Letter Amendment dated October 28, 2003 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs U.S. Mortgages Fund) 10/

(9) Letter Amendment dated March 14, 2007 to Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Satellite Strategies Portfolio) 10/

(10) Letter Amendment dated May 2, 2007 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund) 10/

(11) Letter Amendment dated August 10, 2007 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Inflation Protected Securities Fund) 10/

(12) Letter Amendment dated October 4, 2007 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Local Emerging Markets Debt Fund) 10/

(13) Letter Amendment dated November 19, 2009 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs U.S. Equity Fund) 11/

(14) Letter Amendment dated August 11, 2009 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Technology Tollkeeper Fund (formerly Tollkeeper Fund) 12/

(15) Letter Amendment dated June 30, 2010 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Strategic Income Fund) 13/

(16) Letter Amendment dated February 14, 2011 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs High Yield Floating Rate Fund) 14/

(17) Letter Amendment dated March 1, 2011 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs India Equity Fund and Goldman Sachs China Equity Fund) 15/

(18) Letter Amendment dated January 9, 2012 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Focused Growth Fund) 15/

(19) Letter Amendment dated January 30, 2012 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Rising Dividend Growth Fund) 16/

(20) Letter Amendment dated February 2, 2012 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Short Duration Income Fund) 17/

(21) Letter Amendment dated March 22, 2012 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Retirement Portfolio Completion Fund) 18/

(22) Letter Amendment dated October 25, 2012 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs World Bond Fund) 19/

(23) Letter Amendment dated March 6, 2013 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs MLP Energy Infrastructure Fund) 20/

(24) Letter Agreement Amendment to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Multi-Manager Alternatives Fund) 1/

(25) Letter Amendment dated May 6, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Dynamic Emerging Markets Debt Fund) 21/

(26) Letter Amendment dated June 18, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Asset Real Return Fund) 22/

(27) Letter Amendment dated November 4, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Fixed Income Macro Strategies Fund) 23/

(28) Letter Amendment dated December 11, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Small/Mid Cap Value Fund) 24/

(29) Letter Amendment dated December 5, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Limited Maturity Obligations Fund) 25/

(30) Letter Amendment dated January 8, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Long Short Credit Strategies Fund) 26/

(31) Letter Amendment dated June 16, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Tactical Tilt Implementation Fund) 27/

(32) Letter Amendment dated August 14, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Long Short Fund) 28/

(33) Letter Amendment dated December 17, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Manager Non-Core Fixed Income Fund) 29/

(34) Letter Amendment dated December 17, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Global Managed Beta Fund) 30/

(h)	(1) Transfer Agency Agreement dated April 16, 2013 between Registrant and Goldman, Sachs & Co. 1/

(2) Transfer Agency Agreement Fee Schedule dated December 18, 2014, to the Transfer Agency Agreement dated April 16, 2013 between Registrant and Goldman, Sachs & Co. 4/

(3) Administration Agreement between Registrant and State Street Bank and Trust Company 1/

(4) Letter Amendment dated December 16, 2014 to the Administration Agreement between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Manager Non-Core Fixed Income Fund) 29/

(5) Amendment dated January 21, 2015 to the Administration Agreement between Registrant and State Street Bank and Trust Company 31/

(6) Form of Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust II relating to the Multi-Manager Alternatives Fund 32/

(i)	Opinion and Consent of Dechert LLP (to be filed)

(j)	Not applicable

(k)	Not applicable

(l) Subscription Letter related to Initial Capital provided by Goldman Sachs Group, Inc. 1/

(m)	(1) Class A Shares Distribution and Service Plan dated as of April 16, 2013 1/

(2) Class C Shares Distribution and Service Plan dated as of April 16, 2013 1/

(3) Class R Shares Distribution and Service Plan dated as of April 16, 2013 1/

(n)	Plan in Accordance with Rule 18f-3 dated as of April 16, 2013 1/

(p)	(1) Code of Ethics — Goldman Sachs Trust II, dated April 16, 2013 1/

(2) Code of Ethics — Goldman, Sachs & Co., Goldman Sachs Asset Management, L.P., and Goldman Sachs Asset Management International, dated February 6, 2012 1/

(3) Code of Ethics of Ares Capital Management II LLC, dated July 2012 1/

(4) Code of Ethics of Brigade Capital Management, LP, as amended July 2013 32/

(5) Code of Ethics of GAM International Management Limited, dated December 2012 1/

(6) Code of Ethics of Lateef Investment Management, L.P., dated January 2013 1/

(7) Code of Ethics of Graham Capital Management, L.P., dated July 2013 33/

(8) Code of Ethics of First Pacific Advisors, LLC, dated November 2012 33/

(9) Code of Ethics of Halcyon Liquid Strategies IC Management LP, dated December 2013 33/

(10) Code of Ethics of Sirios Capital Management, L.P., dated June 2013 32/

(11) Code of Ethics of Polaris Capital Management, LLC, dated May 2013 4/

(12) Code of Ethics of Corsair Capital Management, L.P., dated October 2014 33/

(13) Code of Ethics of BlueBay Asset Management LLP, dated June 2014 4/

(14) Code of Ethics of Symphony Asset Management LLC, dated October 2014 4/

(q)	(1) Powers of Attorney for James A. McNamara, Ashok N. Bakhru, John P. Coblentz, Jr., and Richard P. Strubel 34/

(2) Power of Attorney for Scott M. McHugh 33/

1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013.

2/ Incorporated by reference from Pre-Effective Amendment No. 12 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 10, 2015.

3/ Incorporated by reference from Post-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 30, 2013.

4/ Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant’s registration statement, SEC File No. 333-185659, filed January 29, 2015.

5/ Incorporated by reference from Post-Effective Amendment No. 26 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 29, 1995.

6/ Incorporated by reference from Post-Effective Amendment No. 62 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 23, 2000.

7/ Incorporated by reference from Post-Effective Amendment No. 65 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed May 3, 2000.

8/ Incorporated by reference from Post-Effective Amendment No. 73 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 21, 2001.

9/ Incorporated by reference from Post-Effective Amendment No. 75 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 15, 2002.

10/ Incorporated by reference from Post-Effective Amendment No. 218 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 30, 2009.

11/ Incorporated by reference from Post-Effective Amendment No. 226 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed November 24, 2009.

12/ Incorporated by reference from Post-Effective Amendment No. 229 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 24, 2009.

13/ Incorporated by reference from Post-Effective Amendment No. 249 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed June 30, 2010.

14/ Incorporated by reference from Post-Effective Amendment No. 277 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 5, 2011.

15/ Incorporated by reference from Post-Effective Amendment No. 304 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 25, 2012.

16/ Incorporated by reference from Post-Effective Amendment No. 311 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 27, 2012.

17/ Incorporated by reference from Post-Effective Amendment No. 313 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 28, 2012.

18/ Incorporated by reference from Post-Effective Amendment No. 333 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed September 24, 2012.

19/ Incorporated by reference from Post-Effective Amendment No. 338 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 21, 2012.

20/ Incorporated by reference from Post-Effective Amendment No. 353 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed March 25, 2013.

21/ Incorporated by reference from Post-Effective Amendment No. 360 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed May 28, 2013.

22/ Incorporated by reference from Post-Effective Amendment No. 364 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed August 16, 2013.

23/ Incorporated by reference from Post-Effective Amendment No. 375 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 13, 2013.

24/ Incorporated by reference from Post-Effective Amendment No. 387 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 30, 2014.

25/ Incorporated by reference from Post-Effective Amendment No. 395 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 28, 2014.

26/ Incorporated by reference from Post-Effective Amendment No. 408 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed March 21, 2014.

27/ Incorporated by reference from Post-Effective Amendment No. 424 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed July 24, 2014.

28/ Incorporated by reference from Post-Effective Amendment No. 430 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed September 30, 2014.

29/ Incorporated by reference from Post-Effective Amendment No. 10 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 13, 2015.

30/ Incorporated by reference from Post-Effective Amendment No. 440 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 18, 2015.

31/ Incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2015.

32/ Incorporated by reference from Post-Effective Amendment No. 5 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 29, 2014.

33/ Incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 13, 2014.

34/ Incorporated by reference from the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-185659, filed December 21, 2012.

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Article VII, Section 7.5 of the Amended and Restated Declaration of the Registrant, a Delaware statutory trust, provides for indemnification of the Trustees, officers and employees of the Registrant by the Registrant, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a).

Section 9 of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. dated April 16, 2013, and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated April 16, 2013, provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities, subject to certain conditions. Copies of the Distribution Agreement and the Transfer Agency Agreement are incorporated by reference as Exhibits (e)(1) and (h)(1), respectively, to the Registrant’s Registration Statement.

Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust, Goldman Sachs Credit Strategies Fund and Goldman Sachs BDC, Inc. insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Adviser

Goldman Sachs Asset Management, L.P. (“GSAM”) is a wholly-owned subsidiary of the Goldman Sachs Group, Inc. and serves as investment advisers to the Registrant. GSAM is engaged in the investment advisory business. GSAM is part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. The Goldman Sachs Group, Inc. is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM is included in their Form ADV filed with the Commission (registration number 801-37591) and is incorporated herein by reference.

Ares Capital Management II LLC (“Ares”) serves as sub-adviser to Goldman Sachs Multi-Manager Alternatives Fund and Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. Ares is primarily engaged in the investment management business. Information about the officers and members of Ares is included in its Form ADV filed with the Commission (registration number 801-72399) and is incorporated herein by reference.

BlueBay Asset Management LLP (“BlueBay”) serves as sub-adviser to Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. BlueBay is primarily engaged in the investment management business. Information about the officers and members of BlueBay is included in its Form ADV filed with the Commission (registration number 801-61494) and is incorporated herein by reference.

Brigade Capital Management, LP (“Brigade”) serves as sub-adviser to Goldman Sachs Multi-Manager Alternatives Fund. Brigade is primarily engaged in the investment management business. Information about the officers and members of Brigade is included in its Form ADV filed with the Commission (registration number 801-69965) and is incorporated herein by reference.

Corsair Capital Management, L.P. (“Corsair”) serves as sub-adviser to Goldman Sachs Multi-Manager Alternatives Fund. Corsair is primarily engaged in the investment management business. Information about the officers and member of Corsair is included in its Form ADV filed with the Commission (registration number 801-73636) and is incorporated herein by reference.

First Pacific Advisors, LLC (“FPA”) serves as sub-adviser to Goldman Sachs Multi-Manager Alternatives Fund. FPA is primarily engaged in the investment management business. Information about the officers and members of FPA is included in its Form ADV filed with the Commission (registration number 801-67160) and is incorporated herein by reference.

GAM International Management Limited (“GAM”) serves as sub-adviser to Goldman Sachs Multi-Manager Alternatives Fund. GAM is primarily engaged in the investment management business. Information about the officers and members of GAM is included in its Form ADV filed with the Commission (registration number 801-22307) and is incorporated herein by reference.

Graham Capital Management, L.P. (“Graham”) serves as sub-adviser to Goldman Sachs Multi-Manager Alternatives Fund. Graham is primarily engaged in the investment management business. Information about the officers and partners of Graham included in its Form ADV filed with the Commission (registration number 801-73422) and is incorporated herein by reference.

Halcyon Liquid Strategies IC Management LP (“Halcyon”) serves as sub-adviser to Goldman Sachs Multi-Manager Alternatives Fund. Halcyon is primarily engaged in the investment management business. Information about the officers and partners of Halcyon included in its Form ADV filed with the Commission (registration number 801-78899) and is incorporated herein by reference.

Lateef Investment Management, L.P. (“Lateef”) serves as sub-adviser to Goldman Sachs Multi-Manager Alternatives Fund. Lateef is primarily engaged in the investment management business. Information about the officers and partners of Lateef is included in its Form ADV filed with the Commission (registration number 801-9747) and is incorporated herein by reference.

Polaris Capital Management, LLC (“Polaris”) serves as sub-adviser to Goldman Sachs Multi-Manager Alternatives Fund. Polaris is primarily engaged in the investment management business. Information about the officers and member of Polaris is included in its Form ADV filed with the Commission (registration number 801-43216) and is incorporated herein by reference.

Sirios Capital Management, L.P. (“Sirios”) serves as sub-advisor to Goldman Sachs Multi-Manager Alternatives Fund. Sirios is primarily engaged in the investment management business. Information about the officers and partners of Sirios is included in its Form ADV filed with the Commission (registration number 801-73570) and is incorporated herein by reference.

Symphony Asset Management LLC (“Symphony”) serves as sub-adviser to Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. Symphony is primarily engaged in the investment management business. Information about the officers and members of Symphony is included in its Form ADV filed with the Commission (registration number 801-52638) and is incorporated herein by reference.

Item 32. Principal	Underwriters

(a)	Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as distributor for shares of the Registrant, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b)	Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.

GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal Business Address	Position with Goldman, Sachs & Co.
Lloyd C. Blankfein (1)	Chairman and Chief Executive Officer
Alan M. Cohen (1)	Global Head of Compliance, Managing Director
Gary D. Cohn (1)	Managing Director
Christopher A. Cole (1)	Managing Director
Edith Cooper (1)	Managing Director
Gordon E. Dyal (1)(2)	Managing Director
Isabelle Ealet (3)	Managing Director
Richard A. Friedman (1)	Managing Director
Richard J. Gnodde (2)	Managing Director
Gwen R. Libstag (1)	Managing Director
Masanori Mochida (4)	Managing Director
Timothy J. O’Neill (1)	Managing Director
Gregory K. Palm (1)	General Counsel and Managing Director
John F.W. Rogers (1)	Managing Director
Pablo J. Salame (1)	Managing Director
Jeffrey W. Schroeder (1)	Managing Director
Harvey M. Schwartz (1)	Managing Director
Michael S. Sherwood (2)	Managing Director
David M. Solomon (1)	Managing Director
Esta Stecher (1)	Managing Director
Steven H. Strongin (1)	Managing Director
John S. Weinberg (1)	Managing Director
Eric S. Lane (1)	Managing Director
Stephen M. Scherr (1)	Managing Director
Ashok Varadhan (1)	Managing Director
Mark Schwartz (5)	Managing Director
Gene Sykes (6)	Managing Director
R. Martin Chavez (1)	Managing Director
Ken W. Hitchner (1)	Managing Director
Craig W. Broderick (1)	Managing Director
Paul M. Russo (1)	Managing Director
Michael D. Daffey (3)	Managing Director
Sarah E. Smith (1)	Managing Director
Justin G. Gmelich (1)	Managing Director
John E. Waldron (1)	Managing Director

(1)	200 West Street, New York, NY 10282
(2)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England
(3)	River Court, 120 Fleet Street, London EC4A 2QQ, England
(4)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan
(5)	7 Finance Street, Xicheng District, Beijing, China 100104
(6)	Fox Plaza, Suite 2600, 2121 Avenue of the Stars, Los Angeles, CA 90067

(c)	Not Applicable.

Item 33. Location of Accounts and Records

The Agreement and Declaration of Trust, By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of GSAM LP, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 71 South Wacker Drive, Chicago, Illinois 60606.

Item 34. Management	Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 28th day of April, 2015.

GOLDMAN SACHS TRUST II

(A Delaware statutory trust)

By:	/s/ Caroline Kraus
Caroline Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	April 28, 2015

[1]Scott M. McHugh Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	April 28, 2015

[1]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	April 28, 2015

[1]John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	April 28, 2015

[1]Richard P. Strubel Richard P. Strubel	Trustee	April 28, 2015

By:	/s/ Caroline Kraus
Caroline Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust II (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on August 6, 2014.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Andrew Murphy, Robert Griffith, Matthew Wolfe and Francesca Mead, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act and the 1940 Act of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: April 28, 2015

/s/ Caroline Kraus

Caroline Kraus, Secretary